Note 8 - Production Costs - Components of Production Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Salaries and wages	$ 13,440	$ 12,206	$ 11,908
Expense from cash-settled share-based payment transactions included in production costs	311
Consumable materials	18,617	16,291	14,479
Site restoration	58	32
Pre-feasibility exploration cost	410	408	380
Safety	323	221	551
On mine administration	3,004	2,898	2,701
Other production cost	17	30
Total	$ 36,180	$ 32,086	$ 30,019